General (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2012	May 21, 2017	Nov. 21, 2011	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
General (Textual)
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Percentage of voting power								50.00%
Interest rate				3.00%		3.00%		3.00%
Common stock converted to additional payment			480,022
License agreement terms						License agreement between the Company and NIH remains in effect, a nonrefundable minimum annual royalty fee and potential future royalties of 4.0% to 5.5% on net sales.		License agreement between the Company and NIH remains in effect, a nonrefundable minimum annual royalty fee and potential future royalties of 4.0% to 5.5% on net sales.
Future additional payments percentage			2.50%
Total operating expenses				$ 141	$ 107	$ 225	$ 236	$ 631	$ 1,385
Negative operating losses								29
Accumulated deficit				(10,119)		$ (10,119)		(9,689)	$ (8,773)
Merger description						(i) The effectiveness of a registration statement on Form S-4, including a proxy statement and prospectus, (ii) approval by the stockholders of the Company and shareholders of Wize, (iii) as of the earlier of the Effective Time or August 30, 2017, Wize shall have available cash and cash equivalents of at least NIS 1,000,000, (iv) the Company has no liabilities as of the Effective Time (including any indebtedness owed to Can-Fite), and (v) receipt by Wize an interim tax pre-ruling from the Israeli Tax Authority.
Private Placement [Member]
General (Textual)
Common stock gross proceeds			$ 3,330
Exercise price of the warrants			$ 7.74
Warrant [Member]
General (Textual)
Warrants issued to purchase common stock	1,267,315		1,267,315
Warrants expiration date			Nov. 20, 2016
Maximum [Member]
General (Textual)
Payment for milestone						$ 500		500
Merger, in order to increase the number of authorized shares of common stock		500,000,000
Minimum [Member]
General (Textual)
Payment for milestone						$ 25		25
Merger, in order to increase the number of authorized shares of common stock		100,000,000
Eye-Fite Ltd [Member]
General (Textual)
Issuance of common stock to Can-Fite, shares			8,000,000
Common stock, par value			$ 0.001
Accrual clinical trials cost								$ 75
Percentage of sublicensing revenues								20.00%
Future additional payments percentage						2.50%
Can-Fite [Member]
General (Textual)
Common stock shares issued			480,022
Exercise price per share			$ 5.148
Percentage of voting power			50.00%
Interest rate			2.50%
Warrants issued to purchase common stock	1,455,228		1,455,228
Common stock converted to additional payment			646,776			480,022
Common stock converted to additional payment, value						$ 2,471		$ 2,471
Ordinary shares held						446,827		446,827
Percentage of issued and outstanding share capital						1.35%		1.60%
Accrual clinical trials cost								$ 100
Percentage of expenses						15.00%		15.00%
Deferred payments				$ 4,758		$ 4,758		$ 4,459
Maturity date description						Such letter expired on October 10, 2016 but were extended on November 14, 2016 by Can-Fite under the same terms and conditions in order to fund the Company's operations. Such letter shall expire on the earlier of (1) completion of signed reverse merger transaction as described in note 1a above, or (2) decision of OphthaliX to cease any action in relation to such merger, or (3) February 28, 2017.		Both letters expired on October 10, 2016. On November 14, 2016 Can-Fite agreed to extend the support letter under the same terms and conditions in order to fund the Company's operations. Such letter expired on February 28, 2017.
Can-Fite [Member] | Private Placement [Member]
General (Textual)
Common stock shares issued			466,139
Common stock value issued			$ 2,400
Shares issued			97,112
Ordinary shares received			714,922
Gross proceeds			$ 500
Can-Fite [Member] | Warrant [Member]
General (Textual)
Common stock converted to additional payment	281,625		281,625
Warrants exercisable period	5 years		5 years
Exercise price of the warrants	$ 7.74		$ 7.74
Ophthalix [Member]
General (Textual)
Common stock shares issued		5.3681
Investors [Member] | Warrant [Member]
General (Textual)
Common stock converted to additional payment	323,384		323,384
Warrants exercisable period	5 years		5 years
Exercise price of the warrants	$ 7.74		$ 7.74
2017 PIPE [Member]
General (Textual)
Common stock shares issued		5.1617
2017 PIPE one [Member]
General (Textual)
Common stock shares issued		4.1781